Investments in associates - Disclosure of investments accounted for using equity method (Details) - Investments accounted for using equity method [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Aggregate amount of the Company's share of net loss	$ (2,058)	$ (4,194)
Aggregate amount of the Company's share of other comprehensive income	0	897
Aggregate carrying value of investments	14,284	41,351
Aggregate fair value of investments	$ 21,166	$ 41,198